UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311

                             The GAMCO Mathers Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                               GAMCO MATHERS FUND

                              THIRD QUARTER REPORT
                                SEPTEMBER 30,2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

     Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

     We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally.We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        ----------------------------------------
                                        Bruce N. Alpert
                                        Executive Vice President

November 14, 2008

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30,2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                              VALUE
-----------                                                         -----------
              COMMON STOCKS -- 1.0%
              EXCHANGE TRADED FUNDS -- 1.0%
      2,000   UltraShort Dow30 ProShares ........................   $   123,060
      2,000   UltraShort S&P500 ProShares .......................       140,600
                                                                    -----------
              TOTAL COMMON STOCKS ...............................       263,660
                                                                    ===========

 PRINCIPAL
  AMOUNT
-----------
              SHORT-TERM OBLIGATIONS -- 99.0%
              REPURCHASE AGREEMENTS -- 5.7%
$ 1,451,429   State Street Bank & Trust Co.,
                 0.050%, dated 09/30/08, due 10/01/08,
                 proceeds at maturity, $1,451,431 (a) ...........     1,451,429
                                                                    -----------

 PRINCIPAL                                                             MARKET
  AMOUNT                                                               VALUE
-----------                                                         -----------
              U.S. TREASURY BILLS -- 93.3%
$24,000,000   U.S. Treasury Bill,
                 1.574%++, 10/16/08 .............................   $23,984,500
                                                                    -----------
              TOTAL SHORT-TERM OBLIGATIONS ......................    25,435,929
                                                                    -----------
              TOTAL INVESTMENTS -- 100.0%
                 (Cost $25,701,971) .............................   $25,699,589
                                                                    ===========
              Aggregate book cost ...............................   $25,701,971
                                                                    ===========
              Gross unrealized appreciation .....................   $        --
              Gross unrealized depreciation .....................        (2,382)
                                                                    -----------
              Net unrealized appreciation/(depreciation) ........   $    (2,382)
                                                                    ===========

----------
(a) Collateralized by $1,485,000 U.S. Treasury Bill, due 12/18/08, market value $1,484,258.

++   Represents annualized yield at date of purchase.

               See accompanying notes to schedule of investments.

GAMCO MATHERS FUND

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)

1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                                  INVESTMENTS IN
                                                                    SECURITIES
VALUATION INPUTS                                                  (MARKET VALUE)
----------------                                                  --------------
Level 1 - Quoted Prices                                             $   263,660
Level 2 - Other Significant Observable Inputs                        25,435,929
                                                                    -----------
TOTAL                                                               $25,699,589
                                                                    ===========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

2. TAX INFORMATION. At December 31, 2007, the Fund had net capital loss carryforwards for federal income tax purposes of $13,671,438, which are available to reduce future required distributions of net capital gains to shareholders. $11,623,877 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

                                                                           GAMCO

                               GAMCO MATHERS FUND

                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2008

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                                FAX:914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCOINVESTORS, INC.

E. Val Cerutti
CHIEF EXECUTIVE OFFICER
CERUTTI CONSULTANTS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

Henry G. Van der Eb, CFA
PRESIDENT AND CHIEF
EXECUTIVE OFFICER
GAMCO MATHERS FUND

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA
PRESIDENT AND
PORTFOLIO MANAGER

Bruce N. Alpert
EXECUTIVE VICE PRESIDENT
AND SECRETARY

Agnes Mullady
TREASURER

Anne E. Morrissy, CFA
EXECUTIVE VICE PRESIDENT

Heidi M. Koontz
VICE PRESIDENT

Edith L. Cook
VICE PRESIDENT

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN,TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB1726Q308SR

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Mathers Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer


Date                                November 24, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer

Date                                November 24, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                                November 25, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.